Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (28,896)	$ (251)	$ (49,812)	$ 2,074
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Depreciation and amortization	194	144	614	384
Amortization of debt issuance costs and discounts			2,154	42
Debt Issuance Costs Expensed Under Fair Value Option			2,034	0
Amortization of contract acquisition costs			0	362
Stock-based compensation			100	48
Deferred income taxes			134
Change in fair value of unconsolidated affiliate			1,895	(4,937)
Change in fair value of warrant liability			717	0
Fair value adjustment on promissory notes			4,561	0
Change in fair value of convertible notes			9,182	0
Change in fair value of derivatives			(64)	0
Loss on extinguishment of debt	1,885	0	1,885	0
Settlement of deferred revenue			(1,611)	0
Gain on extinguishment of PPP loan			0	(2,266)
Other			(321)	74
Increase Decrease In Operating Capital Abstract
Accounts receivable			346	1,605
Related party receivables			(3,120)	(4,587)
Inventory			10,257	(17,935)
Prepaid expenses and other current assets			(4,037)	(1,130)
Accounts payable			1,875	10,933
Due to clients			(1,617)	(9,204)
Related party payables			229	0
Accrued expenses and other liabilities			(688)	1,932
Net cash used in operating activities			(25,287)	(22,605)
Net Cash Provided By Used In Investing Activities Abstract
Purchases of property and equipment			(1,744)	(558)
Investment in unconsolidated affiliate			0	(1,500)
Net cash used in investing activities			(1,744)	(2,058)
Cash Flows from Financing Activities:
Exercise of stock options			84	0
Proceeds from Business Combination, Net of Issuance Costs			1,375	0
Proceeds from long-term notes payable			0	10,000
Payment of long-term notes payable			(20,950)	0
Proceeds from promissory notes			8,000	0
Proceeds from promissory note – related party			2,175	0
Repayment of promissory note – related party			(12,033)	0
Payment of promissory notes - related parties			(3,130)	0
Payment of debt issuance costs			(397)	(125)
Proceeds from sale of Private Placements Warrants			65,500	0
Prepayment and other fees paid upon early settlement of debt			(489)	0
Proceeds from line of credit			114,981	121,251
Repayments of line of credit			(115,329)	(116,251)
Net cash provided by financing activities			39,787	14,875
NET (DECREASE) INCREASE IN CASH AND RESTRICTED CASH			12,756	(9,788)
Beginning of period			4,571	16,168	$ 16,168
End of period	17,327	6,380	17,327	6,380	4,571	$ 16,168
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest			2,231	49
Cash paid for taxes			210	0
Non Cash Investing and Financing Activities
Issuance of common stock to settle transaction and advisory costs			3,588	0
Deferred transaction and advisory fees			10,979	0
Cash election consideration payable at closing of Business Combination			9,198	0
Conversion of redeemable convertible preferred stock into common stock			11,189	0
Net settlement of liability classified warrants			1,706	0
SCHEDULE OF CASH AND RESTRICTED CASH
Cash	15,827	4,380	15,827	4,380
Restricted cash	1,500	2,000	1,500	2,000
Total cash and restricted cash	$ 17,327	$ 6,380	17,327	6,380	4,571	16,168
Nogin, Inc.
Cash Flows from Operating Activities:
Net loss					(65)	(1,140)	$ 0
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Depreciation and amortization					520	415	207
Amortization of debt issuance costs and discounts					137
Amortization of contract acquisition costs					361	667	623
Stock-based compensation					53	130
Deferred income taxes			134	82	1,174	0	0
Change in fair value of unconsolidated affiliate					(4,937)
Change in fair value of warrant liability					(177)
Loss on extinguishment of debt					(2,266)
Increase Decrease In Operating Capital Abstract
Accounts receivable					2,050	(1,533)	(648)
Related party receivables					(5,356)
Inventory					(22,641)
Prepaid expenses and other current assets					(1,891)	(194)	(550)
Accounts payable					9,780	1,508	2,912
Accrued expenses and other liabilities					10,255	1,211	(925)
Other non-current assets					(247)	11	(187)
Due to clients					(8,197)	504	8,002
Loss on disposal of assets					74
Net cash used in operating activities					(21,373)	1,579	9,434
Net Cash Provided By Used In Investing Activities Abstract
Purchases of property and equipment					(686)	(1,578)	(124)
Purchases of software					(1,103)		(38)
Investment in unconsolidated affiliate					(8,633)
Net cash used in investing activities					(10,422)	(1,578)	(162)
Cash Flows from Financing Activities:
Proceeds from loan payable					20,000	2,266
Payment of debt issuance costs					(150)		75,848
Proceeds from line of credit					173,896	115,814	(75,848)
Repayments of line of credit					(173,548)	(115,814)	(50)
Net cash provided by financing activities					20,198	2,266	(50)
NET (DECREASE) INCREASE IN CASH AND RESTRICTED CASH					(11,597)	2,267	9,222
Beginning of period			$ 4,571	$ 16,168	16,168	13,901	4,679
End of period					4,571	16,168	13,901
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest					444	225	164
Cash paid for taxes					195	9	24
Issuance of warrants with debt					738
SCHEDULE OF CASH AND RESTRICTED CASH
Total cash and restricted cash					$ 4,571	$ 16,168	$ 13,901